PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 13,683	$ 11,945
Less: accumulated depreciation and amortization	9,097	7,682
Total property and equipment, net	4,586	4,263
Depreciation expense	1,688	1,897	$ 1,416
Offices, equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	8,866	7,489
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	595	587
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,870	1,912
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,352	$ 1,957